Segment Information - Schedule of Adjusted Depreciation and Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Depreciation and amortization	$ 17.8	$ 15.6	$ 17.9
Adjusted depreciation and amortization	13.6	10.5	12.2
Corporate and Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Adjusted depreciation and amortization	13.6	10.5	12.2
Purchase accounting and related adjustments | Corporate and Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Depreciation and amortization	(4.2)	(5.1)	(5.7)
LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Depreciation and amortization	188.1	192.2	180.3
Adjusted depreciation and amortization	33.8	50.1	40.2
LIONS GATE ENTERTAINMENT CORP [Member] | Corporate and Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Adjusted depreciation and amortization	33.8	50.1	40.2
LIONS GATE ENTERTAINMENT CORP [Member] | Purchase accounting and related adjustments | Corporate and Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Less: Amount included in purchase accounting and related adjustments	$ (154.3)	$ (142.1)	$ (140.1)